IINVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of Inventories	A summary of inventories are as follows at December 31:

	2021	2020
Raw materials	$2,355	$—
Finished goods	1,955	1,718

Total inventories	$4,310	$1,718